Loans and Allowance for Credit Losses (Loans by Domicile and Industry of Borrower Segment Classification) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2015	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unearned income, unamortized premiums-net and deferred loan fees-net		¥ (291,419)	¥ (293,672)
Total Loans, net	[1]	120,665,437	118,265,202
Loans held for sale		51,385	88,927
Domestic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		71,249,808	69,874,765
Domestic [Member] | Manufacturing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		11,634,237	11,703,428
Domestic [Member] | Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		872,474	977,892
Domestic [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		10,884,058	10,911,240
Domestic [Member] | Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		2,459,049	2,684,355
Domestic [Member] | Wholesale and Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		8,325,735	8,345,481
Domestic [Member] | Banks and Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	[2]	4,607,576	4,329,964
Domestic [Member] | Communication and Information Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		1,476,355	1,527,811
Domestic [Member] | Other Industries [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		14,464,213	12,674,004
Domestic [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		16,526,111	16,720,590
Foreign [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		49,707,048	48,684,109
Foreign [Member] | Governments and Official Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		1,025,135	1,052,051
Foreign [Member] | Banks and Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	[2]	13,017,787	11,973,021
Foreign [Member] | Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		29,516,162	29,593,255
Foreign [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		¥ 6,147,964	¥ 6,065,782

[1]	The above table includes loans held for sale of ¥88,927 million at March 31, 2015 and ¥51,385 million at September 30, 2015, respectively, which are carried at the lower of cost or fair value.
[2]	Loans to so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.